RIGHT-OF-USE ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	¥ 266,012	¥ 268,160
Balance at the end	268,408	266,012
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	294,056	282,963
Additions	22,913	24,023
Decreases	(6,292)	(12,930)
Balance at the end	310,677	294,056
Accumulated depreciation:
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(28,044)	(14,803)
Additions	(16,829)	(15,712)
Decreases	2,604	2,471
Balance at the end	(42,269)	(28,044)
Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	235,792	239,674
Balance at the end	236,634	235,792
Land | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	253,355	248,775
Additions	13,263	14,370
Decreases	(2,862)	(9,790)
Balance at the end	263,756	253,355
Land | Accumulated depreciation:
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(17,563)	(9,101)
Additions	(9,966)	(9,358)
Decreases	407	896
Balance at the end	(27,122)	(17,563)
Other than Land
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	30,220	28,486
Balance at the end	31,774	30,220
Other than Land | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	40,701	34,188
Additions	9,650	9,653
Decreases	(3,430)	(3,140)
Balance at the end	46,921	40,701
Other than Land | Accumulated depreciation:
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(10,481)	(5,702)
Additions	(6,863)	(6,354)
Decreases	2,197	1,575
Balance at the end	¥ (15,147)	¥ (10,481)